Schedule of Investments (unaudited) September 30, 2019	BlackRock Science and Technology Trust II (BSTZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 79.7%

Automobiles — 0.8%
Tesla, Inc.(a)	51,796	$12,476,103

Communications Equipment — 1.9%
Acacia Communications, Inc.(a)	144,009	9,418,189
Lumentum Holdings, Inc.(a)	207,357	11,106,041
Viavi Solutions, Inc.(a)	552,367	7,735,900

		28,260,130

Diversified Consumer Services — 2.6%
Afya Ltd., Class A(a)	510,830	13,097,681
Arco Platform Ltd., Class A(a)(b)	282,340	14,311,814
New Oriental Education & Technology Group, Inc. — ADR(a)	100,714	11,155,083

		38,564,578

Diversified Telecommunication Services — 1.3%
Bandwidth, Inc., Class A(a)	133,045	8,662,560
China Tower Corp. Ltd., Class H(c)	51,146,000	11,607,513

		20,270,073

Electronic Equipment, Instruments & Components — 3.7%
II-VI, Inc.(a)	400,786	14,111,675
Keysight Technologies, Inc.(a)	139,882	13,603,525
Sunny Optical Technology Group Co. Ltd.	1,334,600	19,590,408
Yageo Corp.	983,000	7,810,130

		55,115,738

Entertainment — 3.6%
Activision Blizzard, Inc.	343,612	18,183,947
NetEase, Inc. — ADR	50,607	13,470,571
Roku, Inc.(a)(d)	105,863	10,772,619
UbiSoft Entertainment SA(a)	148,478	10,703,868

		53,131,005

Health Care Technology — 1.7%
Livongo Health, Inc.(a)	173,338	3,023,015
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	1,940,700	11,355,798
Teladoc Health, Inc.(a)	154,611	10,470,257

		24,849,070

Hotels, Restaurants & Leisure — 0.6%
Luckin Coffee, Inc., ADR(a)(b)	445,739	8,469,041

Interactive Media & Services — 4.5%
IAC/InterActiveCorp.(a)	59,770	13,028,067
Kakao Corp.	145,601	16,484,263
Pinterest, Inc., Class A(a)(b)	344,351	9,108,084
Snap, Inc., Class A(a)	1,092,350	17,259,130

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Yandex NV, Class A, Class A(a)	312,815	$10,951,653

		66,831,197

Internet & Direct Marketing Retail — 5.6%
Delivery Hero SE(a)(c)	327,859	14,555,420
Farfetch Ltd., Class A(a)(b)	1,190,347	10,284,598
Meituan Dianping, Class B(a)	1,433,400	14,639,853
MercadoLibre, Inc.(a)	25,799	14,221,183
RealReal, Inc.(a)(b)	377,505	8,441,012
Trainline PLC(a)(c)	1,715,326	8,837,038
Zalando SE(a)(c)	271,500	12,396,464

		83,375,568

IT Services — 17.7%
Adyen NV(a)(c)	17,419	11,455,158
Endava PLC, ADR(a)	201,015	7,608,418
EPAM Systems, Inc.(a)(b)	52,422	9,557,579
GDS Holdings Ltd. — ADR(a)	390,791	15,662,903
Global Payments, Inc.	81,306	12,927,654
GMO Payment Gateway, Inc.	319,700	21,459,315
InterXion Holding NV(a)	200,475	16,330,693
Klarna Holdings AB, (Acquired 08/07/19, $16,335,486), 0.00%(e)(f)	70,539	15,993,727
MongoDB, Inc.(a)	68,962	8,308,542
Network International Holdings PLC(a)(c)	2,013,272	13,243,603
Okta, Inc.(a)(b)	127,495	12,553,158
Pagseguro Digital Ltd., Class A(a)(b)	235,482	10,905,171
Shopify, Inc., Class A(a)	51,624	16,089,136
Square, Inc., Class A(a)	363,016	22,488,841
StoneCo Ltd., Class A(a)	285,424	9,927,047
TRAX Ltd., (Acquired 09/12/19, $10,999,988)(e)(f)	293,333	10,999,988
Twilio, Inc., Class A(a)	204,646	22,502,874
Wirecard AG	94,197	15,075,237
Wix.com Ltd.(a)	102,561	11,972,971

		265,062,015

Multiline Retail — 1.1%
Magazine Luiza SA	1,877,085	16,733,590

Professional Services — 0.6%
CoStar Group, Inc.(a)	14,752	8,750,886

Semiconductors & Semiconductor Equipment — 13.4%
Advanced Micro Devices, Inc.(a)	493,307	14,300,970
Aixtron SE(a)	915,584	9,346,548
Cree, Inc.(a)	335,447	16,436,903
Ichor Holdings Ltd.(a)	358,141	8,659,849
Inphi Corp.(a)	170,880	10,432,224
Lasertec Corp.	213,100	13,466,724
MACOM Technology Solutions Holdings, Inc.(a)(b)	620,343	13,334,273
Marvell Technology Group Ltd.	732,329	18,286,255
Micron Technology, Inc.(a)	318,051	13,628,485

1

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Science and Technology Trust II (BSTZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc.	74,164	$11,542,143
Silicon Laboratories, Inc.(a)	119,215	13,274,590
Skyworks Solutions, Inc.	165,391	13,107,237
SOITEC(a)	156,514	15,459,525
STMicroelectronics NV	731,518	14,156,173
Win Semiconductors Corp.	1,656,000	14,813,869

		200,245,768

Software — 20.6%
Altair Engineering, Inc., Class A(a)(b)	217,666	7,535,597
Alteryx, Inc., Class A(a)(b)	94,581	10,160,837
Altium Ltd.	587,143	13,250,431
Anaplan, Inc.(a)	275,750	12,960,250
Aspen Technology, Inc.(a)	78,821	9,701,289
Atlassian Corp. PLC, Class A(a)	95,648	11,998,085
Avalara, Inc.(a)	159,515	10,733,764
Cadence Design Systems, Inc.(a)	182,231	12,041,825
Cloudflare, Inc., Class A(a)	95,322	1,770,130
Coupa Software, Inc.(a)	73,772	9,558,638
Crowdstrike Holdings, Inc., Class A(a)(b)	127,567	7,438,432
Datadog, Inc., Class A(a)(b)	31,500	1,068,165
Elastic NV(a)	185,641	15,285,680
Five9, Inc.(a)	172,439	9,266,872
Kingdee International Software Group Co. Ltd.(b)	12,005,000	12,642,208
Linx SA, ADR(a)	1,529,503	11,823,058
Medallia, Inc.(a)(b)	132,329	3,629,784
Pagerduty, Inc.(a)(b)	104,356	2,948,057
Ping Identity Holding Corp.(a)(b)	230,849	3,982,145
Pluralsight, Inc., Class A(a)	102,203	1,716,499
RIB Software SE	322,760	7,471,386
RingCentral, Inc., Class A(a)	81,973	10,300,727
Smartsheet, Inc., Class A(a)	236,320	8,514,610
Splunk, Inc.(a)(b)	103,138	12,155,845
SVMK, Inc.(a)	670,257	11,461,395
Synopsys, Inc.(a)	72,964	10,014,309
TeamViewer AG(a)	645,634	17,374,575
Trade Desk, Inc., Class A(a)	41,122	7,712,431
Weimob, Inc.(a)(b)(c)	19,495,000	8,745,243
Xero Ltd.(a)	246,720	10,402,997
Zendesk, Inc.(a)(b)	167,148	12,181,746
Zoom Video Communications, Inc., Class A(a)(b)	123,162	9,384,944
Zscaler, Inc.(a)	268,904	12,708,403

		307,940,357

Total Common Stocks — 79.7% (Cost — $1,231,762,259)		1,190,075,119

Security	Shares	Value

Preferred Stocks — 5.3%

Semiconductors & Semiconductor Equipment 1.2%
Innovium, Inc., Series E (Acquired 08/21/19, $8,999,992)(e)(f)	1,060,432	$8,971,255
Psiquantum Corp., Series C (Acquired 09/09/19, $9,101,310)(e)(f)	1,962,335	9,101,310

		18,072,565

Software — 2.9%
C3 AI Inc., Series H (Acquired 08/14/19, $24,890,190), 0.00%(e)(f)	4,940,000	24,897,600
GitLab, Inc., Series E (Acquired 09/10/19, $11,670,984)(e)(f)	626,482	11,670,984
Unqork, Inc., Series B (Acquired 09/19/19, $6,801,015)(e)(f)	14,942	6,801,015

		43,369,599

Transportation — 1.2%
FlixMobility GmbH, Series F (Acquired 07/26/19, $16,936,192), 0.00%(e)(f)	850	16,593,656

Total Preferred Stocks — 5.3% (Cost — $78,399,684)		78,035,820

Warrants — 0.0%

IT Services — 0.0%
TRAX Ltd., (Acquired 09/12/19, $0)(e)	46,928	—

Total Warrants — 0.0% (Cost — $0)		—

Total Long-Term Investments — 85.0% (Cost — $1,310,161,943)		1,268,110,939

Short-Term Securities — 16.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%(g)(i)	190,657,052	190,657,052
SL Liquidity Series, LLC, Money Market Series, 2.13%(g)(h)(i)	51,425,440	51,435,725

Total Short-Term Securities — 16.2% (Cost — $242,094,860)		242,092,777

Options Purchased — 0.0% (Cost — $100)		67

Total Investments Before Options Written — 101.2% (Cost — $1,552,256,903)		1,510,203,783

Options Written — (0.3)% (Premiums Received — $6,457,316)		(4,492,019)

Total Investments, Net of Options Written — 100.9% (Cost — $1,545,799,587)		1,505,711,764

Liabilities in Excess of Other Assets — (0.9)%		(12,941,520)

Net Assets— 100.0%		$1,492,770,244

2

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Science and Technology Trust II (BSTZ)

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(e)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $105,029,535, representing 7.04% of its net assets as of period end, and an original cost of $105,735,157.

(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of security was purchased with the cash collateral from loaned securities.
(i)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	190,657,052	190,657,052	$190,657,052	$3,701,454		$—	$—
SL Liquidity Series, LLC, Money Market Series	51,425,440	51,425,440	51,435,725	297,447	(b)	(2,572)	(2,083)

			$242,092,777	$3,998,901		$(2,572)	$(2,083)

(a)	Includes net capital gain distributions, if applicable.
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sectot sub-classifications for reporting ease.

Currency Abbreviations

AUD	Australian Dollar

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

USD	U.S.Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts

RIB	Residual Interest Bonds

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Roku, Inc.	3	10/18/19	USD	138.00	USD	31	$67

3

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Science and Technology Trust II (BSTZ)

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
MongoDB, Inc.	1	10/04/19	USD	157.50	USD	12	$(15)
Snap, Inc., Class A	330	10/04/19	USD	17.00	USD	521	(2,475)
Snap, Inc., Class A	362	10/04/19	USD	17.50	USD	572	(1,629)
Twilio, Inc., Class A	66	10/04/19	USD	136.00	USD	726	(330)
Zoom Video Communications, Inc., Class A	6	10/04/19	USD	100.00	USD	46	(60)
Advanced Micro Devices, Inc.	233	10/11/19	USD	32.00	USD	675	(2,912)
Atlassian Corp. PLC, Class A	4	10/11/19	USD	145.00	USD	50	(140)
Atlassian Corp. PLC, Class A	50	10/11/19	USD	142.00	USD	627	(3,750)
Micron Technology, Inc.	7	10/11/19	USD	50.50	USD	30	(17)
Shopify, Inc., Class A	2	10/11/19	USD	400.00	USD	62	(30)
Snap, Inc., Class A	330	10/11/19	USD	17.50	USD	521	(4,125)
Tesla, Inc.	13	10/11/19	USD	235.00	USD	313	(14,690)
Tesla, Inc.	13	10/11/19	USD	252.50	USD	313	(4,192)
Twilio, Inc., Class A	66	10/11/19	USD	138.00	USD	726	(4,554)
Zoom Video Communications, Inc., Class A	2	10/11/19	USD	96.00	USD	15	(200)
Advanced Micro Devices, Inc.	234	10/18/19	USD	33.00	USD	678	(3,627)
Afya Ltd.	255	10/18/19	USD	25.00	USD	654	(65,025)
Altair Engineering, Inc., Class A	180	10/18/19	USD	35.00	USD	623	(18,450)
Altair Engineering, Inc., Class A	16	10/18/19	USD	36.52	USD	55	(803)
Alteryx, Inc., Class A	33	10/18/19	USD	130.00	USD	355	(825)
Anaplan, Inc.	215	10/18/19	USD	52.50	USD	1,011	(12,900)
Aspen Technology, Inc.	85	10/18/19	USD	135.00	USD	1,046	(6,375)
Avalara, Inc.	73	10/18/19	USD	85.00	USD	491	(1,095)
Bandwidth, Inc., Class A	148	10/18/19	USD	75.00	USD	964	(17,020)
Cadence Design Systems, Inc.	170	10/18/19	USD	70.00	USD	1,123	(5,100)
Cloudflare, Inc.	95	10/18/19	USD	25.00	USD	176	(950)
CoStar Group, Inc.	29	10/18/19	USD	610.00	USD	1,720	(18,995)
Coupa Software, Inc.	73	10/18/19	USD	140.00	USD	946	(14,600)
EPAM Systems, Inc.	42	10/18/19	USD	200.00	USD	766	(1,365)
Elastic NV	90	10/18/19	USD	95.00	USD	741	(3,375)
Farfetch Ltd., Class A	611	10/18/19	USD	10.00	USD	528	(10,692)
Farfetch Ltd., Class A	480	10/18/19	USD	11.00	USD	415	(3,600)
Five9, Inc.	160	10/18/19	USD	60.00	USD	860	(5,200)
GDS Holdings Ltd. — ADR	355	10/18/19	USD	46.00	USD	1,423	(8,875)
IAC/InterActiveCorp.	56	10/18/19	USD	240.00	USD	1,221	(2,380)
II-VI, Inc.	720	10/18/19	USD	40.00	USD	2,535	(9,000)
Ichor Holdings Ltd.	280	10/18/19	USD	22.50	USD	677	(62,300)
Inphi Corp.	343	10/18/19	USD	65.00	USD	2,094	(26,583)
InterXion Holding NV	166	10/18/19	USD	85.00	USD	1,352	(6,640)
Keysight Technologies, Inc.	130	10/18/19	USD	105.00	USD	1,264	(4,875)
Luckin Coffee, Inc.	222	10/18/19	USD	23.00	USD	422	(3,330)
MACOM Technology Solutions Holdings, Inc.	620	10/18/19	USD	22.50	USD	1,333	(35,650)
MercadoLibre, Inc.	12	10/18/19	USD	570.00	USD	661	(10,620)
MercadoLibre, Inc.	25	10/18/19	USD	590.00	USD	1,378	(10,750)
MongoDB, Inc.	1	10/18/19	USD	160.00	USD	12	(15)

4

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Science and Technology Trust II (BSTZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Monolithic Power Systems, Inc.	148	10/18/19	USD	160.00	USD	2,303	$(48,100)
New Oriental Education & Technology Group, Inc.	100	10/18/19	USD	120.00	USD	1,108	(7,500)
New Oriental Education & Technology Group, Inc.	101	10/18/19	USD	115.00	USD	1,119	(18,938)
Okta, Inc.	59	10/18/19	USD	113.00	USD	581	(2,950)
Pagseguro Digital Ltd., Class A	235	10/18/19	USD	50.00	USD	1,088	(17,038)
Pinterest, Inc., Class A	184	10/18/19	USD	31.00	USD	487	(4,140)
RealReal, Inc.	567	10/18/19	USD	20.00	USD	1,268	(137,498)
RingCentral, Inc., Class A	82	10/18/19	USD	140.00	USD	1,030	(4,100)
Roku, Inc.	3	10/18/19	USD	160.00	USD	31	(21)
SVMK, Inc.	650	10/18/19	USD	20.00	USD	1,112	(3,250)
Shopify, Inc., Class A	3	10/18/19	USD	375.00	USD	93	(210)
Shopify, Inc., Class A	64	10/18/19	USD	335.00	USD	1,995	(32,640)
Silicon Laboratories, Inc.	238	10/18/19	USD	115.00	USD	2,650	(45,815)
Skyworks Solutions, Inc.	152	10/18/19	USD	82.50	USD	1,205	(15,200)
Smartsheet, Inc., Class A	214	10/18/19	USD	55.00	USD	771	(4,280)
Snap, Inc., Class A	165	10/18/19	USD	17.00	USD	261	(5,197)
Snap, Inc., Class A	166	10/18/19	USD	18.00	USD	262	(2,905)
Splunk, Inc.	103	10/18/19	USD	125.00	USD	1,214	(13,132)
StoneCo Ltd.	300	10/18/19	USD	39.00	USD	1,043	(8,250)
Synopsys, Inc.	36	10/18/19	USD	140.00	USD	494	(6,840)
Synopsys, Inc.	36	10/18/19	USD	145.00	USD	494	(2,070)
Tesla, Inc.	13	10/18/19	USD	240.00	USD	313	(12,902)
Tesla, Inc.	13	10/18/19	USD	255.00	USD	313	(5,037)
Viavi Solutions, Inc.	450	10/18/19	USD	15.00	USD	630	(5,400)
Wix.com Ltd.	87	10/18/19	USD	130.00	USD	1,016	(3,262)
Zoom Video Communications, Inc., Class A	1	10/18/19	USD	105.00	USD	8	(5)
Activision Blizzard, Inc.	304	10/25/19	USD	58.50	USD	1,609	(8,360)
Atlassian Corp. PLC, Class A	137	10/25/19	USD	145.00	USD	1,719	(21,920)
Cree, Inc.	316	10/25/19	USD	52.50	USD	1,548	(21,962)
Crowdstrike Holdings, Inc., Class A	106	10/25/19	USD	73.50	USD	618	(4,240)
Luckin Coffee, Inc. — ADR	24	10/25/19	USD	21.00	USD	46	(900)
Lumentum Holdings, Inc.	210	10/25/19	USD	62.50	USD	1,125	(12,600)
Marvell Technology Group Ltd.	320	10/25/19	USD	26.50	USD	799	(8,160)
Micron Technology, Inc.	311	10/25/19	USD	56.00	USD	1,333	(1,244)
MongoDB, Inc.	2	10/25/19	USD	147.00	USD	24	(140)
NetEase, Inc. — ADR	95	10/25/19	USD	280.00	USD	2,529	(40,850)
Okta, Inc.	59	10/25/19	USD	114.00	USD	581	(4,425)
Roku, Inc.	3	10/25/19	USD	157.50	USD	31	(39)
Skyworks Solutions, Inc.	152	10/25/19	USD	83.00	USD	1,205	(18,240)
Snap, Inc., Class A	362	10/25/19	USD	18.50	USD	572	(15,747)
Splunk, Inc.	51	10/25/19	USD	130.00	USD	601	(4,207)
Square, Inc., Class A	138	10/25/19	USD	61.50	USD	855	(39,123)
Tesla, Inc.	13	10/25/19	USD	245.00	USD	313	(15,308)
Tesla, Inc.	13	10/25/19	USD	257.50	USD	313	(8,970)
Twilio, Inc., Class A	138	10/25/19	USD	124.00	USD	1,517	(14,628)
Zoom Video Communications, Inc., Class A	8	10/25/19	USD	86.00	USD	61	(320)
InterXion Holding NV	197	10/30/19	USD	81.58	USD	1,605	(47,624)
Activision Blizzard, Inc.	327	11/01/19	USD	56.50	USD	1,730	(19,947)
Advanced Micro Devices, Inc.	267	11/01/19	USD	33.50	USD	774	(15,486)
Cree, Inc.	316	11/01/19	USD	52.50	USD	1,548	(45,978)
Crowdstrike Holdings, Inc., Class A	42	11/01/19	USD	64.00	USD	245	(9,135)
Luckin Coffee, Inc. — ADR	215	11/01/19	USD	21.00	USD	409	(11,825)

5

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Science and Technology Trust II (BSTZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Lumentum Holdings, Inc.	210	11/01/19	USD	62.50	USD	1,125	$(47,250)
Marvell Technology Group Ltd.	320	11/01/19	USD	26.50	USD	799	(11,520)
Micron Technology, Inc.	320	11/01/19	USD	52.00	USD	1,371	(3,520)
MongoDB, Inc.	2	11/01/19	USD	150.00	USD	24	(180)
Okta, Inc.	122	11/01/19	USD	110.00	USD	1,201	(21,960)
Pinterest, Inc., Class A	319	11/01/19	USD	31.50	USD	844	(19,938)
Roku, Inc.	205	11/01/19	USD	108.00	USD	2,086	(130,688)
Shopify, Inc., Class A	4	11/01/19	USD	365.00	USD	125	(1,800)
Snap, Inc., Class A	181	11/01/19	USD	20.00	USD	286	(8,959)
Snap, Inc., Class A	181	11/01/19	USD	19.00	USD	286	(7,602)
Splunk, Inc.	52	11/01/19	USD	131.00	USD	613	(5,980)
Square, Inc., Class A	293	11/01/19	USD	61.50	USD	1,815	(93,028)
Tesla, Inc.	13	11/01/19	USD	265.00	USD	313	(8,125)
Trade Desk, Inc., Class A	47	11/01/19	USD	225.00	USD	881	(8,695)
Twilio, Inc., Class A	138	11/01/19	USD	124.00	USD	1,517	(22,908)
Yandex NV, Class A	292	11/01/19	USD	37.50	USD	1,022	(18,980)
Zoom Video Communications, Inc., Class A	57	11/01/19	USD	85.00	USD	434	(4,417)
Activision Blizzard, Inc.	56	11/08/19	USD	57.00	USD	296	(6,272)
Marvell Technology Group Ltd.	174	11/08/19	USD	26.00	USD	434	(10,701)
MongoDB, Inc.	2	11/08/19	USD	129.00	USD	24	(1,120)
Okta, Inc.	14	11/08/19	USD	110.00	USD	138	(3,185)
Pinterest, Inc., Class A	185	11/08/19	USD	32.25	USD	489	(20,866)
Advanced Micro Devices, Inc.	200	11/15/19	USD	30.00	USD	580	(38,300)
Afya Ltd.	255	11/15/19	USD	25.00	USD	654	(57,375)
Alteryx, Inc., Class A	80	11/15/19	USD	125.00	USD	859	(25,000)
Alteryx, Inc., Class A	76	11/15/19	USD	130.00	USD	816	(16,150)
Anaplan, Inc.	215	11/15/19	USD	52.50	USD	1,011	(33,325)
Avalara, Inc.	246	11/15/19	USD	90.00	USD	1,655	(16,605)
Bandwidth, Inc., Class A	118	11/15/19	USD	75.00	USD	768	(30,385)
Cadence Design Systems, Inc.	180	11/15/19	USD	70.00	USD	1,189	(29,250)
Cloudflare, Inc.	95	11/15/19	USD	22.50	USD	176	(8,075)
Cree, Inc.	41	11/15/19	USD	50.00	USD	201	(11,726)
EPAM Systems, Inc.	62	11/15/19	USD	200.00	USD	1,130	(17,825)
Elastic NV	281	11/15/19	USD	95.00	USD	2,314	(46,365)
Five9, Inc.	160	11/15/19	USD	60.00	USD	860	(30,400)
Global Payments, Inc.	162	11/15/19	USD	170.00	USD	2,576	(38,070)
IAC/InterActiveCorp.	63	11/15/19	USD	250.00	USD	1,373	(14,175)
Ichor Holdings Ltd.	436	11/15/19	USD	30.00	USD	1,054	(16,350)
Keysight Technologies, Inc.	133	11/15/19	USD	105.00	USD	1,293	(18,953)
MACOM Technology Solutions Holdings, Inc.	620	11/15/19	USD	25.00	USD	1,333	(49,600)
Marvell Technology Group Ltd.	650	11/15/19	USD	27.00	USD	1,623	(25,675)
MercadoLibre, Inc.	12	11/15/19	USD	580.00	USD	661	(33,840)
MongoDB, Inc.	129	11/15/19	USD	145.00	USD	1,554	(29,348)
Pagerduty, Inc.	208	11/15/19	USD	35.00	USD	588	(11,440)
Pagseguro Digital Ltd., Class A	235	11/15/19	USD	50.00	USD	1,088	(47,000)
RealReal, Inc.	188	11/15/19	USD	22.50	USD	420	(39,480)
RingCentral, Inc., Class A	81	11/15/19	USD	140.00	USD	1,018	(22,680)
Shopify, Inc., Class A	30	11/15/19	USD	355.00	USD	935	(25,800)
Smartsheet, Inc., Class A	258	11/15/19	USD	45.00	USD	930	(9,030)
Square, Inc., Class A	293	11/15/19	USD	65.00	USD	1,815	(88,633)
Synopsys, Inc.	73	11/15/19	USD	145.00	USD	1,002	(14,052)
Tesla, Inc.	12	11/15/19	USD	260.00	USD	289	(11,580)

6

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Science and Technology Trust II (BSTZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Trade Desk, Inc., Class A	35	11/15/19	USD	240.00	USD	656	$(11,900)
Viavi Solutions, Inc.	276	11/15/19	USD	16.00	USD	387	(4,830)
Viavi Solutions, Inc.	138	11/15/19	USD	15.00	USD	193	(5,382)
Wix.com Ltd.	60	11/15/19	USD	125.00	USD	700	(23,700)
Yandex NV, Class A	292	11/15/19	USD	38.00	USD	1,022	(22,630)
Zoom Video Communications, Inc., Class A	57	11/15/19	USD	85.00	USD	434	(7,410)
Coupa Software, Inc.	74	12/20/19	USD	145.00	USD	959	(51,800)
GDS Holdings Ltd. — ADR	355	12/20/19	USD	47.00	USD	1,423	(29,288)
Viavi Solutions, Inc.	138	12/20/19	USD	16.00	USD	193	(4,485)

							$(2,683,798)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date		Exercise Price	Notional Amount (000)		Value
Call
SOITEC SA	Goldman Sachs International	13,600	10/03/19	EUR	91.56	EUR	1,232	$(14,231)
RIB Software	Morgan Stanley & Co. International PLC	32,000	10/10/19	EUR	19.83	EUR	680	(52,463)
STMicroelectronics NV	Morgan Stanley & Co. International PLC	66,000	10/10/19	EUR	16.90	EUR	1,172	(70,080)
Kingdee International Software Group	JPMorgan Chase Bank N.A.	578,000	10/17/19	HKD	8.27	HKD	4,769	(28,437)
Weimob, Inc.	Goldman Sachs International	947,000	10/17/19	HKD	4.62	HKD	3,333	(906)
Aixtron SE	Goldman Sachs International	84,000	10/22/19	EUR	9.61	EUR	787	(26,088)
Kakao Corp.	Goldman Sachs International	6,300	10/22/19	USD	140,886.06	USD	853,162	(8,577)
Meituan Dianping, Class B	Societe Generale	71,700	10/22/19	HKD	77.66	HKD	5,740	(32,073)
Kingdee International Software Group	JPMorgan Chase Bank N.A.	577,000	10/23/19	HKD	8.55	HKD	4,760	(24,788)
Linx SA	Credit Suisse International	66,900	10/23/19	USD	8.00	USD	517	(13,622)
Magazine Luiza SA	Credit Suisse International	172,000	10/23/19	USD	35.80	USD	6,371	(89,044)
UbiSoft Entertainment SA	UBS AG	7,500	10/23/19	EUR	70.66	EUR	496	(5,423)
Weimob, Inc.	UBS AG	473,500	10/23/19	HKD	4.39	HKD	1,667	(1,907)
Win Semiconductors Corp.	Morgan Stanley & Co. International PLC	155,500	10/23/19	USD	279.53	USD	43,156	(59,409)
Zalando SE	Morgan Stanley & Co. International PLC	22,200	10/23/19	EUR	47.62	EUR	930	(5,930)
Aspen Technology, Inc.	Morgan Stanley & Co. International PLC	7,300	10/24/19	USD	134.56	USD	898	(4,004)
Teladoc Health, Inc.	Barclays Bank PLC	30,900	10/28/19	USD	77.20	USD	2,093	(30,530)
Delivery Hero AG	Morgan Stanley & Co. International PLC	15,700	10/29/19	EUR	43.73	EUR	639	(12,617)
Endava American Depository Shares	Credit Suisse International	16,200	10/29/19	USD	39.11	USD	613	(16,944)
Viavi Solutions, Inc.	Citibank N.A.	10,200	10/29/19	USD	14.96	USD	143	(2,624)
Weimob, Inc.	Goldman Sachs International	473,500	10/29/19	HKD	4.36	HKD	1,667	(3,070)
Xero Ltd.	UBS AG	17,100	10/29/19	AUD	64.59	AUD	1,068	(12,934)
Altair Engineering, Inc., Class A	Citibank N.A.	19,600	10/30/19	USD	36.20	USD	679	(16,997)
Arco Platform Ltd., Class A	JPMorgan Chase Bank N.A.	8,500	10/30/19	USD	52.50	USD	431	(18,607)
GMO Payment Gateway, Inc.	Goldman Sachs International	13,800	10/30/19	JPY	7,554.60	JPY	100,156	(33,948)
Kakao Corp.	Goldman Sachs International	6,400	10/30/19	USD	140,886.06	USD	866,704	(11,653)
Linx SA	Credit Suisse International	14,285	10/30/19	USD	8.54	USD	110	(1,479)
SVMK, Inc.	JPMorgan Chase Bank N.A.	23,000	11/01/19	USD	19.08	USD	393	(8,129)
Wirecard AG	UBS AG	4,600	11/01/19	EUR	163.05	EUR	675	(7,520)
Adyen NV	Citibank N.A.	750	11/05/19	EUR	653.86	EUR	453	(4,453)
Adyen NV	Goldman Sachs International	1,900	11/05/19	EUR	643.42	EUR	1,146	(14,520)
Altium Ltd.	JPMorgan Chase Bank N.A.	40,900	11/05/19	AUD	35.53	AUD	1,368	(21,303)

7

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Science and Technology Trust II (BSTZ)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Altium Ltd.	UBS AG	35,600	11/05/19	AUD	35.62	AUD	1,190	$(19,299)
China Tower Corp. Ltd., Class H	UBS AG	3,560,000	11/05/19	HKD	1.91	HKD	6,337	(5,278)
Delivery Hero AG	Morgan Stanley & Co. International PLC	15,700	11/05/19	EUR	43.80	EUR	639	(15,088)
GMO Payment Gateway, Inc.	Goldman Sachs International	13,800	11/05/19	JPY	7,554.60	JPY	100,156	(38,031)
Meituan Dianping, Class B	JPMorgan Chase Bank N.A.	143,200	11/05/19	HKD	79.57	HKD	11,463	(57,617)
Meituan Dianping, Class B	Societe Generale	71,700	11/05/19	HKD	77.66	HKD	5,740	(39,865)
Network International Holdings PLC	Morgan Stanley & Co. International PLC	100,700	11/05/19	GBP	5.83	GBP	539	(6,591)
Ping An Healthcare and Technology Co. Ltd.	Goldman Sachs International	186,300	11/05/19	HKD	50.18	HKD	8,544	(26,162)
Ping An Healthcare and Technology Co. Ltd.	Morgan Stanley & Co. International PLC	93,100	11/05/19	HKD	46.40	HKD	4,270	(28,112)
UbiSoft Entertainment SA	UBS AG	7,500	11/05/19	EUR	70.66	EUR	496	(13,097)
Weimob, Inc.	Goldman Sachs International	668,000	11/05/19	HKD	3.95	HKD	2,351	(12,578)
Xero Ltd.	JPMorgan Chase Bank N.A.	12,900	11/05/19	AUD	67.64	AUD	806	(5,126)
Aixtron SE	Credit Suisse International	99,100	11/06/19	EUR	10.11	EUR	929	(28,860)
Arco Platform Ltd., Class A	JPMorgan Chase Bank N.A.	8,500	11/06/19	USD	53.00	USD	431	(19,802)
China Tower Corp. Ltd., Class H	JPMorgan Chase Bank N.A.	3,070,000	11/06/19	HKD	1.93	HKD	5,465	(3,357)
Endava PLC	Credit Suisse International	9,300	11/06/19	USD	40.61	USD	352	(7,252)
Kingdee International Software Group	UBS AG	1,246,000	11/06/19	HKD	8.79	HKD	10,280	(58,633)
Lasertec Corp.	Goldman Sachs International	10,700	11/06/19	JPY	6,912.20	JPY	73,112	(35,110)
Lasertec Corp.	Goldman Sachs International	21,200	11/06/19	JPY	7,056.12	JPY	144,857	(58,700)
Linx SA	Credit Suisse International	75,000	11/06/19	USD	8.24	USD	580	(15,636)
Magazine Luiza SA	Credit Suisse International	101,500	11/06/19	USD	38.17	USD	3,760	(34,496)
RIB Software	Credit Suisse International	32,500	11/06/19	EUR	21.38	EUR	690	(32,106)
SOITEC SA	UBS AG	16,700	11/06/19	EUR	92.69	EUR	1,513	(59,170)
STMicroelectronics NV	Goldman Sachs International	75,500	11/06/19	EUR	18.41	EUR	1,340	(50,352)
Sunny Optical Technology Group Co., Ltd.	JPMorgan Chase Bank N.A.	66,700	11/06/19	HKD	125.08	HKD	7,674	(24,344)
Sunny Optical Technology Group Co., Ltd.	JPMorgan Chase Bank N.A.	133,500	11/06/19	HKD	121.02	HKD	15,359	(67,948)
StoneCo Ltd., Class A	JPMorgan Chase Bank N.A.	27,800	11/07/19	USD	37.87	USD	967	(32,589)
SVMK, Inc.	JPMorgan Chase Bank N.A.	23,000	11/08/19	USD	19.27	USD	393	(9,174)
SVMK, Inc.	JPMorgan Chase Bank N.A.	23,000	11/11/19	USD	19.45	USD	393	(9,190)
Adyen NV	Citibank N.A.	750	11/12/19	EUR	653.86	EUR	453	(5,761)
Altium Ltd.	Societe Generale	35,600	11/12/19	AUD	35.59	AUD	1,190	(22,780)
China Tower Corp. Ltd., Class H	JPMorgan Chase Bank N.A.	3,070,000	11/12/19	HKD	1.93	HKD	5,465	(4,324)
Lasertec Corp.	Goldman Sachs International	10,700	11/12/19	JPY	6,912.20	JPY	73,112	(38,329)
Linx SA	Credit Suisse International	75,000	11/12/19	USD	8.32	USD	580	(16,113)
Network International Holdings PLC	Morgan Stanley & Co. International PLC	100,700	11/12/19	GBP	5.83	GBP	539	(8,310)
Ping An Healthcare and Technology Co. Ltd.	Morgan Stanley & Co. International PLC	93,100	11/12/19	HKD	46.40	HKD	4,270	(31,096)
Sunny Optical Technology Group Co., Ltd.	JPMorgan Chase Bank N.A.	66,700	11/12/19	HKD	125.08	HKD	7,674	(28,232)
Wirecard AG	UBS AG	4,600	11/12/19	EUR	163.05	EUR	675	(11,039)
Delivery Hero AG	Goldman Sachs International	34,100	11/13/19	EUR	43.25	EUR	1,389	(47,125)

8

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Science and Technology Trust II (BSTZ)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Endava PLC	Credit Suisse International	14,700	11/13/19	USD	39.81	USD	556	$(17,088)
Magazine Luiza SA	Credit Suisse International	101,500	11/13/19	USD	38.90	USD	3,760	(32,320)
UbiSoft Entertainment SA	Morgan Stanley & Co. International PLC	14,600	11/13/19	EUR	69.86	EUR	966	(34,745)
Linx SA	Credit Suisse International	74,000	11/14/19	USD	8.40	USD	572	(14,984)
Xero Ltd.	UBS AG	17,200	11/14/19	AUD	64.59	AUD	1,074	(18,538)
Network International Holdings PLC	Citibank N.A.	60,000	11/22/19	GBP	5.67	GBP	321	(9,564)

								$(1,808,221)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Automobiles	$12,476,103	$—	$—	$12,476,103
Communications Equipment	28,260,130	—	—	28,260,130
Diversified Consumer Services	38,564,578	—	—	38,564,578
Diversified Telecommunication Services	8,662,560	11,607,513	—	20,270,073
Electronic Equipment, Instruments & Components	27,715,200	27,400,538	—	55,115,738
Entertainment	42,427,137	10,703,868	—	53,131,005
Health Care Technology	13,493,272	11,355,798	—	24,849,070
Hotels, Restaurants & Leisure	8,469,041	—	—	8,469,041

9

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Science and Technology Trust II (BSTZ)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Interactive Media & Services	$50,346,934	$16,484,263	$—	$66,831,197
Internet & Direct Marketing Retail	41,783,831	41,591,737	—	83,375,568
IT Services	176,834,987	61,233,313	26,993,715	265,062,015
Multiline Retail	16,733,590	—	—	16,733,590
Professional Services	8,750,886	—	—	8,750,886
Semiconductors & Semiconductor Equipment	155,816,201	44,429,567	—	200,245,768
Software	271,644,721	36,295,636	—	307,940,357
Options Purchased:
Equity contracts	67	—	—	67
Preferred Stocks(a)	—	—	78,035,820	78,035,820
Warrants(a)	—	—	—	—
Short-Term Securities	190,657,052	—	—	190,657,052

Subtotal	$1,092,636,290	$261,102,233	$105,029,535	$1,458,768,058

Investments Valued at Net Asset Value (“NAV”)(b)				51,435,725

Total Investments				1,510,203,783

Derivative Financial Instruments(c)
Liabilities:
Equity contracts	$(2,437,528)	$(2,054,491)	$—	$(4,492,019)

(a)	See above Schedule of Investments for values in each sector.
(b)	Certain investments of the Trust were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are options written. Options written are shown at value.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or rend of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of December 31, 2018	$—	$—	$—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(a)	(341,759)	(363,864)	(705,623)
Purchases	27,335,474	78,399,684	105,735,158
Sales	—	—	—

Closing Balance, as of September 30, 2019	$26,993,715	$78,035,820	$105,029,535

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2019(a)	$(341,759)	$(363,864)	$(705,623)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

10

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Science and Technology Trust II (BSTZ)

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of unobservable Inputs Utilized (a)
Assets:
Common Stocks	$26,993,715	Market	Recent Transactions	—
Preferred Stocks	78,035,820	Market	Revenue Multiple	3.72x
			Volatility	32%
			Time to Exit	2.9
			Recent Transactions	—

	$105,029,535

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

11